Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									147,543	300,151	533,413
Net income	$ 6,485	$ 1,556	$ 1,728	$ 1,541	$ 1,448	$ 974	$ 1,005	$ 921	$ 11,310	$ 4,348	$ 4,411
Weighted average common shares outstanding:
Basic									11,806,927	11,976,291	12,313,549
Effect of dilutive stock options									61,195	29,696	33,580
Diluted									11,868,122	12,005,987	12,347,129
Earnings per share:
Basic	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.96	$ 0.36	$ 0.36
Diluted	$ 0.55	$ 0.13	$ 0.15	$ 0.13	$ 0.12	$ 0.08	$ 0.08	$ 0.07	$ 0.95	$ 0.36	$ 0.36